Average Annual Total Returns - Large Company Value Portfolio	Large Company Value Portfolio 1 Yr	Large Company Value Portfolio 5 Yr	Large Company Value Portfolio 10 Yr	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	2.64%	9.11%	10.06%	2.80%	9.74%	10.50%	3.49%	9.47%	9.89%